PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

30.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed inASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheets as “Investments in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

30.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condesed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	7,661	30
Prepaid expenses and other current assets	99,962	192,953
Amounts due from subsidiaries	12,399,253	13,352,240
Total current assets	12,506,876	13,545,223

Non-current assets:
Investments in subsidiaries	1,484,730	—
Total non-current assets	1,484,730	—
Total assets	13,991,606	13,545,223
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	88,225	137,826
Account payables	56	57
Convertible promissory notes	537,778	4,208,495
Amounts due to subsidiaries	896,675	1,225,778
Total current liabilities	1,522,734	5,572,156

Non-current liabilities:
Convertible promissory notes	5,859,259	1,769,946
Derivative liability	—	188,706
Total non-current liabilities	5,859,259	1,958,652
Total liabilities	7,381,993	7,530,808
Shareholders’ equity:
Class A ordinary shares	56	103
Class B ordinary shares	4	4
Class C ordinary shares	—	—
Additional paid-in capital	15,239,926	17,291,312
Accumulated other comprehensive income (loss)	11,022	(14,343)
Accumulated deficit	(8,291,872)	(10,935,708)
Treasury stock	(349,523)	(326,953)
Total shareholders’ equity	6,609,613	6,014,415
Total liabilities and shareholders’ equity	13,991,606	13,545,223

30.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Conensed statements of operations

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating expenses
General and administrative expenses	(275,881)	(36,219)	(24,663)
Operating loss	(275,881)	(36,219)	(24,663)
Other loss	(119,932)	(247,083)	(94,452)
Changes in the fair value of financial liabilities	829,149	22,626	(165,930)
Share of profits (losses) from subsidiaries and Consolidated VIEs	66,762	(515,276)	(2,358,791)
Net income (loss)	500,098	(775,952)	(2,643,836)

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income (loss)	500,098	(775,952)	(2,643,836)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(34,908)	101,465	(25,365)
Other comprehensive (loss) income, net of tax of nil	(34,908)	101,465	(25,365)
Comprehensive income (loss)	465,190	(674,487)	(2,669,201)

Condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	(218,664)	(14,927)	29,940
Net cash generated from (used in) investing activities	113,530	(1,670,058)	(37,571)
Net cash generated from financing activities	143,037	1,592,627	—
Net increase (decrease) in cash and cash equivalents	37,903	(92,358)	(7,631)
Cash and cash equivalents at beginning of the year	62,116	100,019	7,661
Cash and cash equivalents at end of the year	100,019	7,661	30